Consolidated statement of changes in equity - USD ($) $ in Millions	Total	Share- holders' equity	Share capital	Share premium	Capital redemption reserve	Retained earnings	Translation reserve	Fair value reserve	Non- controlling interests
Reserves
Profit for the year	$ 1,712	$ 1,701				$ 1,701			$ 11
Other comprehensive income	(127)	(116)					$ (124)	$ 8	(11)
Total comprehensive income for the year	1,585	1,585				1,701	(124)	8	0
Dividends	(540)	(533)				(533)			(7)
Transfer of fair value reserve following disposal of investment in Jackson	0					71		(71)
Reserve movements in respect of share-based payments	(5)	(5)				(5)
Effect of transactions relating to non-controlling interests	16	16				16
New share capital subscribed	4	4	$ 1	$ 3
Movement in own shares in respect of share-based payment plans	25	25				25
Net (decrease) increase in equity	1,085	1,092	1	3		1,275	(124)	(63)	(7)
Balance at beginning of year at Dec. 31, 2022	16,898	16,731	182	5,006		10,653	827	63	167
Balance at end of year at Dec. 31, 2023	17,983	17,823	183	5,009		11,928	703	$ 0	160
Reserves
Profit for the year	2,415	2,285				2,285			130
Other comprehensive income	(291)	(309)					(309)		18
Total comprehensive income for the year	2,124	1,976				2,285	(309)		148
Dividends	(583)	(575)				(575)			(8)
Effect of scrip dividends	23	23				23
Reserve movements in respect of share-based payments	1	1				1
Adjustment to non-controlling interest for Malaysia conventional life business on 1 January 2024	29	(857)				(857)			886
Effect of transactions relating to non-controlling interests	(22)	(18)				(18)			(4)
New share capital subscribed			0	0
Share repurchase/buyback programmes	(878)	(878)	(7)	0	$ 7	(878)
Movement in own shares in respect of share-based payment plans	(3)	(3)				(3)
Net (decrease) increase in equity	691	(331)	(7)		7	(22)	(309)		1,022
Balance at end of year at Dec. 31, 2024	18,674	17,492	176	5,009	7	11,906	394		1,182
Reserves
Profit for the year	4,119	3,978				3,978			141
Other comprehensive income	558	443					443		115
Total comprehensive income for the year	4,677	4,421				3,978	443		256
Dividends	(714)	(623)				(623)			(91)
Effect of scrip dividends	29	29				29
Reserve movements in respect of share-based payments	11	11				11
Effect of transactions relating to non-controlling interests	(76)	28				28			(104)
New share capital subscribed	2	2	0	2
Share repurchase/buyback programmes	(1,234)	(1,234)	(7)	0	7	(1,234)
Movement in own shares in respect of share-based payment plans	(9)	(9)				(9)
Net (decrease) increase in equity	2,686	2,625	(7)	2	7	2,180	443		61
Balance at end of year at Dec. 31, 2025	$ 21,360	$ 20,117	$ 169	$ 5,011	$ 14	$ 14,086	$ 837		$ 1,243